Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Classes of current inventories [abstract]
Raw materials	$ 2,262	$ 2,583
Work in progress	1,708	5,815
Finished goods	2,096	11,290
Total Inventories	$ 6,066	$ 19,688